SEGMENTED INFORMATION (Details Textual) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) ounce Customer Mine oz $ / Ounce	Dec. 31, 2024 USD ($) ounce Customer oz $ / Ounce
Disclosure of operating segments [line items]
Number of operating mines | Mine	4
Percentage of entity's revenue	100.00%	100.00%
Del Toro Silver Mine [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest sell	100.00%
First Mint [Member]
Disclosure of operating segments [line items]
Coin and bullion revenue | $	$ 49.4	$ 16.0
Silver ounces sold | ounce	1,067,097	521,979
Sale of silver, average price per ounce | $ / Ounce	46.32	30.66
Jerritt Canyon [Member]
Disclosure of operating segments [line items]
Recovery of gold | oz	342	2,405
Customers [Member]
Disclosure of operating segments [line items]
Number of customers	6	4
Percentage of entity's revenue	96.00%	96.00%
Major Metal Brokers [Member]
Disclosure of operating segments [line items]
Number of customers	2	2
Percentage of entity's revenue	72.00%	90.00%
Major Metal Broker One [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	41.00%	76.00%
Major Metal Broker Two [Member]
Disclosure of operating segments [line items]
Percentage of entity's revenue	30.00%	14.00%